OTHER ASSETS - THIRD PARTIES	12 Months Ended
Dec. 31, 2023
OTHER ASSETS - THIRD PARTIES
OTHER ASSETS - THIRD PARTIES

16.    OTHER ASSETS – THIRD PARTIES

Other assets are consisted of the follows (RMB in thousands):

	As of December 31,
	2022	2023
	RMB	RMB
Prepayments for purchase of property, plant and equipment	1,162,351	2,541,329
Prepayment for warranty insurance premium	114,088	106,652
Deposit for rent and others	131,611	61,355
Prepayment of income tax attributable to intercompany transactions	15,474	14,142
Refund receivable of U.S. countervailing duties and anti-dumping duties	—	12,767
Less: Allowance for credit losses	(1,855)	(914)
Total	1,421,669	2,735,331

During the year of 2018, the U.S. Department of Commerce (“DOC”) issued the amended final results of its fourth administrative review on the counter-veiling duties (“CVD”) imposed on the crystalline silicon photovoltaic, or CSPV, cells, whether or not incorporated into modules, from China. As a result, the Group’s CVD rate was updated to be 10.64% from 20.94%, covering the period from January 1, 2015 to December 31, 2015, and all future exports to the US starting from July 2018 (“CVD AR4”). Pursuant to the final results of fourth administrative review, the Group recorded a reversal of costs of revenues and recognized refundable deposits due from the U.S. Customs with the amount of USD31 million (RMB210 million), representing the difference between the amended rate and the previous rate during the period from January 1, 2015 to December 31, 2015. During the year of 2020, CVD rate was further amended to be 4.22%. The Group recorded a reversal of costs of revenues and refundable deposits with the amount of USD25 million (RMB164 million) based on the difference between the amended rate and the previous rate. In November 2022, due to the acceleration of cash liquidation procedures in relation to the CVD AR4, the Group received CVD AR4 refunds with the amount of USD 69 million (RMB 499 million) from the U.S. Customs, including principal amount of USD 56 million (RMB 400 million) and interests of USD 14 million (RMB 100 million).

During the year of 2019, the DOC issued its final results of the fifth administrative review, the Group’s CVD and ADD rate was finalized to be 12.70% from 20.94% and 9.67% to 4.06%, covering the period from January 1, 2016 to December 31, 2016, and all future exports to the US starting from August 2019 (“CVD AR5” and “ADD AR5”). Pursuant to the final results of fifth administrative review, the Group recorded a reversal of costs of sales and recognized refundable deposits due from the U.S. Customs with the amount of USD37 million (RMB260 million) on an amortized cost basis based on its best estimation of related liquidation. In May 2022, CVD rate was further amended to be 5.86%. The Group recorded a reversal of costs of sales and refundable deposits with the amount of USD33 million (RMB 226 million) based on the difference between the amended rate and the previous rate. Due to the acceleration of cash liquidation procedures in relation to the CVD AR5, in light of the acceleration of liquidation of the refundable deposits, based on its communication from the DOC and best estimation, the Group considered the CVD AR5 and ADD AR5 receivables can be collected within the next 12 months and therefore the receivables of USD 87 million (RMB 593 million) from the U.S. Customs, including principal amount of USD 70 million (RMB 477 million) and interests of USD 17 million (RMB 116 million) was reclassified from “Other assets-third parties” to “Prepayments and other current assets” as of December 31, 2022 (Note 11). In January 2023, the Group received CVD AR5 and ADD AR5 refunds of USD 87million(RMB 593 million ), including principal amount of USD70 million (RMB 477 million) and interests of USD17 million (RMB116 million).

During the year of 2020, the U.S. Department of Commerce issued its final results of the sixth administrative review, and the finalized CVD rate applicable to the Group was 12.67%, which was initially 20.94%, covering the period from January 1, 2017 to December 31, 2017, and all future exports to the United States starting from December 2020 (“CVD AR6”). Pursuant to the final results of sixth administrative review, the Group recorded a reversal of costs of sales and recognized refundable deposits due from the U.S. Customs with the amount of USD0.4 million (RMB3 million) under “other assets - third parties” on an amortized cost basis based on its best estimation of related liquidation. During the year of 2021, CVD rate was further amended to be 11.97%. The Group recorded a reversal of costs of sales and refundable deposits with the amount of USD0.04 million (RMB0.23 million) based on the difference between the amended rate and the previous rate. As of December 31, 2022, in light of the acceleration of liquidation of the refundable deposits, based on its communication from the DOC and best estimation, the Group considered the CVD AR6 receivables can be collected within the next 12 months and therefore reclassified the receivables from “Other assets-third parties” to “Prepayments and other current assets” (Note 11).

During the year of 2023, the U.S. Department of Commerce issued its final results of the nineth administrative review, and the finalized CVD and ADD rate applicable to the Group was 10.34% and 36.5%, which was initially 10.84% and 28.98%, covering the period from January 1, 2020 to December 31, 2020 (“CVD AR9”), and December 1, 2020 to November 30, 2021 (“ADD AR9”), and all future exports to the United States starting from December 2023 (“CVD AR9” & “ADD AR9”). Pursuant to the final results of nineth administrative review, the Group recorded a reversal of costs of sales and recognized refundable deposits due from the U.S. Customs with the amount of USD1.8 million (RMB12.8 million) as “other assets – third parties” on an amortized cost basis based on its best estimation of related liquidation.

The following table summarizes the activity in the allowance for credit losses related to deposits for the year ended December 31, 2021, 2022 and 2023(RMB in thousands):

	As of December 31,
	2021	2022	2023
	RMB	RMB	RMB
At beginning of year	849	3,064	1,855
Addition	2,215	—	—
Reversal	—	(1,209)	(941)
At end of year	3,064	1,855	914